3. Property and Equipment (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 392	$ 68	$ 232	$ 0